Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Consolidated Balance Sheets
Loans, allowance for loan losses	$ 2,231	$ 2,043
Preferred stock, no par value	$ 0	$ 0
Preferred stock, authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 1	$ 1
Common stock, authorized	10,000,000	10,000,000
Common stock, issued	5,959,351	5,926,851
Common Stock, Shares, Outstanding	5,516,203	2,018
Stock held by deferred compensation plan, shares	176,134	182,457
Treasury stock, shares	42,400	5,744